                                                       Deutsche Asset Management


Morgan Grenfell Investment Trust

International Select Equity Fund, European Equity Fund, International Small Cap Equity Fund, Emerging Markets Equity Fund, Global Fixed Income Fund, International Fixed Income Fund, Emerging Markets Debt Fund, Fixed Income Fund, Municipal Bond Fund, Short-Term Fixed Income Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund, Smaller Companies Fund and Micro Cap Fund.


Supplement dated August 8, 2000 to each Fund's Statement of Additional Information dated February 28, 2000

The following is hereby omitted in the Trustees and Officers section:

                                                          Principal Occupation During
Name and Address           Positions with Trust           Past Five Years
----------------           --------------------           ---------------------------
Neil P. Jenkins            Vice President                 Director, Deutsche Asset Management
20 Finsbury Circus                                        Investment Services (since 1999);
London, England                                           Chief Executive Deutsche Asset
(age 39)                                                  Management Investment Services (since
                                                          1999); Director, Deutsche Asset
                                                          Management, Inc. (1991-1996) Morgan
                                                          Grenfell International Funds Mgmt
                                                          (1995-1999), and Morgan Grenfell &
                                                          Co. (since 1985).


               Please Retain This Supplement for Future Reference

SUPP354  (8/00)



                                                      A Member of the
                                                      Deutsche Bank Group  [/]